Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Income Tax Disclosure [Abstract]
Canadian statutory rate	26.60%	26.40%	26.40%
Rate differential for U.S. operations	6.50%	5.10%	2.00%
Adjustment to valuation allowance	3.20%	(30.70%)	(26.80%)
Utilization of unrecognized losses and other tax attributes	(32.20%)	0.00%	0.00%
Permanent differences and other	(3.20%)	(0.80%)	(2.10%)
Total	0.90%	0.00%	(0.50%)